Leases - Summary of quantitative information about right of use assets and lease liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases By Lessee [Line Items]
Right-of-use asset	$ 4,052,593	$ 5,011,534
Additions	629,385	251,362
Cancellation of contracts	(276,025)
Depreciation of the year	(1,312,301)	(1,313,102)
Lease liabilities	4,363,406	5,129,987
New contracts	629,385	251,362
Cancellation of contracts on leases	(269,503)
Leases payment	(1,333,090)	(1,361,874)
Leases financial cost	398,850	511,138
Translation differences and inflation adjustment	(192,223)	(343,913)
Previously stated [member]
Disclosure Of Leases By Lessee [Line Items]
Right-of-use asset	5,011,534	6,073,274
Lease liabilities	5,129,987	6,073,274
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Leases By Lessee [Line Items]
Depreciation of the year	$ (1,312,301)	$ (1,313,102)